Income Taxes (Details 7) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Deferred tax assets Composition of temporary differences
Capitalized research and development expenditures	€ 34,374,000		€ 27,239,000		€ 33,248,000
Inventories	35,820,000		71,124,000		35,757,000
Deferred revenue	23,892,000		10,890,000		4,235,000
Provisions	14,515,000		21,828,000		12,422,000
Installation and Warranty reserve	8,772,000		8,092,000		3,745,000
Tax effect carry-forward losses	7,735,000		27,756,000		107,060,000
Fixed assets	6,495,000		4,386,000		13,390,000
Restructuring and impairment	5,146,000		6,074,000		8,004,000
Alternative minimum tax credits	5,028,000	[1]	4,658,000	[1],[2]	2,896,000	[2]
Bilateral advance pricing agreement	1,426,000	[3]	7,993,000	[3]	14,390,000	[3]
Share-based payments	950,000		1,678,000		4,797,000
Other temporary differences	15,302,000		13,719,000		12,723,000
Changes in deferred tax assets in Consolidated Statements of Operations	(50,160,000)		(60,270,000)
Changes in deferred tax assets in foreign exchange	4,178,000		13,040,000
Total deferred tax assets	159,455,000		205,437,000		252,667,000
Deferred tax liabilities Composition of temporary differences
Temporary depreciation investments			0		(36,293,000)
Fixed assets	(19,108,000)		(9,661,000)		(7,354,000)
Brion intellectual property			0		(6,888,000)
Transfer pricing			0		(2,986,000)
Borrowing costs	(1,554,000)		(1,231,000)		(2,716,000)
Other temporary differences	(847,000)		(958,000)		(1,944,000)
Changes in deferred tax liability in Consolidated Statements of Operations	(9,379,000)		48,327,000
Changes in deferred tax liability in foreign exchange	(280,000)		(1,996,000)
Total deferred tax liabilities	(21,509,000)		(11,850,000)		(58,181,000)
Capitalized research and development expenditures [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	5,501,000		(7,504,000)
Changes in deferred tax assets in foreign exchange	1,634,000		1,495,000
Inventories [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(35,813,000)		34,155,000
Changes in deferred tax assets in foreign exchange	509,000		1,212,000
Deferred revenue [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	11,746,000		6,475,000
Changes in deferred tax assets in foreign exchange	1,256,000		180,000
Provisions [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(7,463,000)		8,671,000
Changes in deferred tax assets in foreign exchange	150,000		735,000
Installation and warranty reserve [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	98,000		4,137,000
Changes in deferred tax assets in foreign exchange	582,000		210,000
Tax effect carry-forward losses [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(18,695,000)		(84,794,000)
Changes in deferred tax assets in foreign exchange	(1,326,000)		5,490,000
Fixed assets [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	1,872,000		(9,244,000)
Changes in deferred tax assets in foreign exchange	237,000		240,000
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations	(9,175,000)		(1,741,000)
Changes in deferred tax liability in foreign exchange	(272,000)		(566,000)
Restructuring and impairment [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(1,063,000)		(2,572,000)
Changes in deferred tax assets in foreign exchange	135,000		642,000
AMT Credits [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	112,000	[1]	1,588,000	[2]
Changes in deferred tax assets in foreign exchange	258,000	[1]	174,000	[2]
Bilateral advance pricing agreement [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(6,583,000)	[3]	(6,778,000)	[3]
Changes in deferred tax assets in foreign exchange	16,000	[3]	381,000	[3]
Share-based payments [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	(808,000)		(3,488,000)
Changes in deferred tax assets in foreign exchange	80,000		369,000
Other temporary differences [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated Statements of Operations	936,000		(916,000)
Changes in deferred tax assets in foreign exchange	647,000		1,912,000
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations	119,000		1,072,000
Changes in deferred tax liability in foreign exchange	(8,000)		(86,000)
Temporary depreciation investments [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations			36,293,000
Brion IP [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations			7,981,000
Changes in deferred tax liability in foreign exchange			(1,093,000)
Transfer pricing [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations			3,237,000
Changes in deferred tax liability in foreign exchange			(251,000)
Borrowing costs [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated Statements of Operations	(323,000)		1,485,000
Changes in deferred tax liability in foreign exchange	€ 0

[1]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
[2]	Alternative minimum tax credits relate to prepaid U S taxes which are credited against future taxable profits after the carry-forward losses used.
[3]	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.